Value Equity Index Fund Expense Example - Value Equity Index Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 819